Borrowings - Schedule of Components of Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 9,917	$ 12,105
Parent Company
Debt Instrument [Line Items]
Total long-term debt	5,106	5,294
Parent Company | Senior Notes Due 2027-2035 | Senior Notes
Debt Instrument [Line Items]
Senior notes	$ 4,659	4,251
Parent Company | Senior Notes Due 2027-2035 | Senior Notes | Minimum
Debt Instrument [Line Items]
Stated rate	2.25%
Parent Company | Senior Notes Due 2027-2035 | Senior Notes | Maximum
Debt Instrument [Line Items]
Stated rate	6.40%
Parent Company | Junior Subordinated Debentures Due 2028-2037 | Subordinated notes
Debt Instrument [Line Items]
Junior subordinated debentures	$ 447	444
Parent Company | Junior Subordinated Debentures Due 2028-2037 | Subordinated notes | Minimum
Debt Instrument [Line Items]
Stated rate	4.99%
Parent Company | Junior Subordinated Debentures Due 2028-2037 | Subordinated notes | Maximum
Debt Instrument [Line Items]
Stated rate	7.75%
Parent Company | Other Variable Rate Notes | Subordinated notes
Debt Instrument [Line Items]
Junior subordinated debentures	$ 0	599
Subsidiaries
Debt Instrument [Line Items]
Total long-term debt	4,811	6,811
Subsidiaries | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving loans	0	211
Subsidiaries | Senior Notes Due 2027-2039 | Senior Notes
Debt Instrument [Line Items]
Senior notes	$ 2,229	4,540
Subsidiaries | Senior Notes Due 2027-2039 | Senior Notes | Minimum
Debt Instrument [Line Items]
Stated rate	3.97%
Subsidiaries | Senior Notes Due 2027-2039 | Senior Notes | Maximum
Debt Instrument [Line Items]
Stated rate	5.85%
Subsidiaries | Subordinated Notes Due 2026- 2032 | Subordinated notes
Debt Instrument [Line Items]
Junior subordinated debentures	$ 1,932	1,869
Subsidiaries | Subordinated Notes Due 2026- 2032 | Subordinated notes | Minimum
Debt Instrument [Line Items]
Stated rate	3.40%
Subsidiaries | Subordinated Notes Due 2026- 2032 | Subordinated notes | Maximum
Debt Instrument [Line Items]
Stated rate	6.95%
Subsidiaries | Federal Home Loan Bank advances
Debt Instrument [Line Items]
Federal Home Loan Bank advances	$ 560	79
Subsidiaries | Federal Home Loan Bank advances | Minimum
Debt Instrument [Line Items]
Stated rate	1.39%
Subsidiaries | Federal Home Loan Bank advances | Maximum
Debt Instrument [Line Items]
Stated rate	7.36%
Subsidiaries | Secured borrowing
Debt Instrument [Line Items]
Other long-term debt	$ 90	$ 112